Pay vs Performance Disclosure - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (6,935,915)	$ (203,724)	$ (332,119)	$ (6,548,095)